Accrued and Other Liabilities - Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Vessel operating expenses	$ 965,641	$ 266,500
Voyage expenses	155,275	230,817
Administrative expenses	151,179	136,980
Total	$ 1,272,095	$ 634,297